Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

	Balance at beginning of year	Additions charged to (income) expense	Other (1)	Balance at end of year
For year ended March 31, 2020:
Deferred tax assets valuation allowance	$399,013	(3,474)	43,128	$438,667
For year ended March 31, 2019:
Deferred tax assets valuation allowance	$146,770	93,311	158,932	$399,013
For year ended March 31, 2018:
Deferred tax assets valuation allowance	$141,214	6,885	(1,329)	$146,770

(1)
Adjustments relate to changes in defined benefit pension plan and other postretirement benefit plan obligations. The adjustment in the year ended March 31, 2019, also included an adjustment of approximately $132,000 as a result of the adoption of ASC 606.